Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2018	$23,527
2019	20,448
2020	18,157
2021	14,031
2022	8,346
Thereafter	13,774
Total minimum rental payments	$98,283

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2017	2016	2015

Total rental expense	$41,210	$40,034	$40,021